Marketable Securities	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of marketable securities at December 31, 2012 and 2013:

	2012			2013
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Corporate debentures	$204	$99	$303	$-	$-	$-
Government bonds	3,515	250	3,765	9,009	475	9,484

	$3,719	$349	$4,068	$9,009	$475	$9,484

Aggregate maturities of marketable securities for years subsequent to December 31, 2013 are:

	Amortized cost	Gross unrealized gain	Fair market value

1-3 years	$7,345	$475	$7,820
3-5 years	1,664	-	1,664
	$9,009	$475	$9,484

During 2013, the Company recorded net proceeds from sales of these securities in amount of $ 513 and income from sale of marketable securities in an amount of $ 6.

During 2013 the Company recorded other-than-temporary impairment in the amount of $ 2,108 related to premium depreciation of certain marketable securities in Argentina, as a result of a market value adjustment. The purchase of those marketable securities was part of the Company's efforts to expatriate cash out of Argentina.